RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
RESTRUCTURING COSTS	RESTRUCTURING COSTS
The Company incurs costs associated with restructuring initiatives intended to improve operating performance, profitability and working capital levels. Actions associated with these initiatives may include improving productivity, workforce reductions and the consolidation of facilities. Due to the size, nature and frequency of these discrete plans, they are fundamentally different from the Company’s ongoing productivity initiatives.
The Company recorded net pre-tax restructuring costs for new and ongoing restructuring actions as follows:

(In millions)	2024	2023	2022
Climate Solutions Americas	$9	$11	$2
Climate Solutions Europe	70	10	5
Climate Solutions Asia Pacific, Middle East & Africa	10	23	1
Climate Solutions Transportation	8	21	10
Total Segment	97	65	18
Corporate and other	11	10	2
Total restructuring costs (1)	$108	$75	$20

Cost of sales	$42	$13	$6
Selling, general and administrative	66	62	14
Total restructuring costs (1)	$108	$75	$20
(1) 2024 restructuring costs include period-related charges.

The following table summarizes changes in the restructuring reserve, included in Accrued liabilities on the accompanying Consolidated Balance Sheet:

(In millions)	2024	2023
Balance as of January 1,	$41	$21
Net pre-tax restructuring costs	98	75
Acquisitions (1)	8	—
Utilization, foreign exchange and other	(78)	(48)
Reclassified to held for sale (2)	—	(7)
Balance as of December 31,	$69	$41
(1) See Note 19 - Acquisitions for additional information.
(2) See Note 20 - Divestitures for additional information.

As of December 31, 2024, the Company had $69 million accrued for costs associated with its announced restructuring initiatives. The balance relates to cost reduction efforts, primarily severance, across each of the Company's segments. In addition, reserves associated with the Company's planned portfolio transformation were established during the year, all of which are expected to be paid within 12 months.